Financial (Income)/Expense, net (Tables)	12 Months Ended
Dec. 31, 2025
Financial (Income)/Expense, net
Summary of recorded financial expense, net

During the years ended December 31, 2025, 2024 and 2023, the Company recorded financial expense, net which is summarized as follows (figures are in thousands of USD):

	Year Ended December 31,
	2025	2024	2023

Interest income	$(1,595)	$(2,363)	$(1,524)
Foreign exchange (income)/loss, net	(1,056)	2,107	(3,355)
Bank fees	289	343	213
Total financial (income)/expense, net	$(2,362)	$87	$(4,666)